Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2026
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Basic Earnings Per Share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2026	January 31, 2025
Net income attributable to shareholders - continuing operations	$342.7	$64.5
Net loss attributable to shareholders - discontinued operations	(51.1)	(277.6)
Net income (loss) attributable to shareholders	$291.6	$(213.1)

Weighted average number of shares	73,134,185	73,661,874
Basic earnings per share - continuing operations	$4.69	$0.88
Basic loss per share - discontinued operations	(0.70)	(3.77)
Basic earnings (loss) per share	$3.99	$(2.89)

Diluted Earnings Per Share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2026	January 31, 2025
Net income attributable to shareholders - continuing operations	$342.7	$64.5
Net loss attributable to shareholders - discontinued operations	(51.1)	(277.6)
Net income (loss) attributable to shareholders	$291.6	$(213.1)

Weighted average number of shares	73,134,185	73,661,874
Dilutive effect of stock options	762,320	924,347
Weighted average number of diluted shares	73,896,505	74,586,221
Diluted earnings per share - continuing operations	$4.64	$0.86
Diluted loss per share - discontinued operations	(0.69)	(3.72)
Diluted earnings (loss) per share	$3.95	$(2.86)